Long-Term Debt Long-Term Debt (Redemption Percentages) (Details)	12 Months Ended			12 Months Ended				12 Months Ended
	Nov. 30, 2016 Senior Notes Due 2018	Nov. 30, 2015 Senior Notes Due 2018	Dec. 01, 2016 Senior Notes Due 2018	Jul. 14, 2019 Senior Notes Due 2021	Jul. 14, 2018 Senior Notes Due 2021	Jul. 14, 2017 Senior Notes Due 2021	Jul. 16, 2019 Senior Notes Due 2021	Oct. 14, 2020 Senior Notes Due 2023	Oct. 14, 2019 Senior Notes Due 2023	Oct. 14, 2018 Senior Notes Due 2023	Oct. 16, 2019 Senior Notes Due 2023
Extinguishment of Debt
Senior Note Redemption Price	101.719%	103.438%		101.083%	102.167%	103.25%		100.917%	101.833%	102.75%
Senior Note Redemption Price			100.00%				100.00%				100.00%